UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-02857

Name of Fund: BlackRock High Income Fund of BlackRock Bond Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock High
Income Fund of BlackRock Bond Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2010

Date of reporting period: 03/31/2010

Item 1 – Report to Stockholders

BlackRock High Income Fund

OF BLACKROCK BOND FUND, INC.

SEMI-ANNUAL REPORT
MARCH 31, 2010

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

2 BLACKROCK HIGH INCOME FUND

MARCH 31, 2010

Dear Shareholder

The past year has seen a remarkable turnaround from the conditions that plagued the global economy and financial markets in 2008 through early

2009. In our opinion, the “Great Recession” likely ended at some point last summer, thanks primarily to massive fiscal and monetary stimulus. From that point, the global economy has moved into recovery mode and, we believe, is getting ready to start transitioning into an expansion.

Global equity markets bottomed in early 2009 and since that time have soared dramatically higher as investors were lured back into the markets by depressed valuations, desire for higher yields and increasing confidence that all-out financial disaster had been averted. There have been several correc-

tions along the way and volatility levels have remained elevated — reflections of mixed economic data, lingering deflation issues (especially in Europe)

and concerns over the future direction of interest rates. On balance, however, strong corporate earnings and a positive macro backdrop have helped keep the equity bull market intact. From a geographic perspective, US equities have generally outpaced their international counterparts in recent months, as the domestic economic recovery has been more pronounced.

Within fixed income markets, improving economic conditions, concerns over the US deficit and a lack of demand at recent Treasury auctions have recently conspired to push Treasury yields higher (and prices correspondingly lower). In this environment, Treasuries have dramatically underperformed other areas of the bond market, particularly the high yield sector, which has been benefiting from increased investor demand. Meanwhile, municipal bonds outperformed taxable sectors over the twelve-month period thanks to continued high demand levels, but have struggled in recent months against a weak fundamental backdrop marked by ongoing state and local budget problems. As in the taxable arena, high yield municipals have been outper-

forming the rest of the market.

Regarding cash investments, yields on money market securities remain near all-time lows (producing returns only marginally above zero percent), with the Federal Open Market Committee reiterating that economic circumstances are likely to necessitate an accommodative interest rate stance for an

“extended period.”

Against this backdrop, the major market averages posted the following returns:
Total Returns as of March 31, 2010	6-month	12-month
US equities (S&P 500 Index)	11.75%	49.77%
Small cap US equities (Russell 2000 Index)	13.07	62.76
International equities (MSCI Europe, Australasia, Far East Index)	3.06	54.44
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.05	0.17
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(2.62)	(6.30)
Taxable fixed income (Barclays Capital US Aggregate Bond Index)	1.99	7.69
Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	0.28	9.69
High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	10.97	55.64

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Global financial markets continue to show signs of improvement, but questions about the strength and sustainability of the recovery abound. Through periods of uncertainty, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder®

magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your invest-

ments, and we look forward to your continued partnership in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Summary as of March 31, 2010

Portfolio Management Commentary

How did the Fund perform?
• The Fund outperformed the benchmark Barclays Capital US
Corporate High Yield 2% Issuer Capped Index for the six-month period ended March 31, 2010.

What factors influenced performance?
• The Fund’s allocation to securities of distressed issuers that success-
fully emerged from bankruptcy and debt restructurings substantially boosted returns, as the value of these securities rose notably during the period. The Fund also benefited from strong security selection within the home construction and health care sectors. Additionally, exposure to bank loans contributed positively to returns as their value rose on positive event-risk developments (covenant amend-
ments and paydowns).

• Fund performance was hindered by an underweight in the life insurance sector and security selection within the non-captive diversified sector.

Describe recent portfolio activity.
• During the six months, we participated in a robust high yield new-
issue calendar, but did so selectively, as we sought to purchase deals with strong risk/reward profiles, good fundamentals and solid cash flows and earnings. In addition, we continued to add new senior-
secured bond deals coming via the primary market. We reduced exposure to lower-quality issues as the surge in valuations has dimin-
ished the relative value of these credits, making them less attractive.
On a sector basis, we increased exposure to names in the advertising industry as well as in the health care and building material sectors, while reducing exposure to the automotive sector.

Describe Fund positioning at period end.
• As period end, the Fund was overweight in the automotive, wireless and chemicals sectors, and was underweight in the technology, health care and gaming segments. Overall, we remain very construc-
tive on high yield and hold the opinion that the asset class is attrac-
tively priced for a slow, structural recovery in 2010. Historically, high yield has performed well in post-recessionary periods. We believe the ability of high yield to offer attractive yields with minimal duration risk, as well as its potential to provide “equity-like” returns, make the asset class an attractive one during the economic recovery.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Profile
	Percent of
	Corporate		Percent of
	Bond		Long-Term
Credit Quality Allocations[1]	Investments	Portfolio Composition	Investments
BBB/Baa	4%	Corporate Bonds	84%
BB/Ba	33	Floating Rate Loan Interests	11
B	44	Common Stocks	2
CCC/Caa	10	Other Interests	2
Not Rated	9	Preferred Stocks	1
[1] Using the higher of Standard & Poor’s or Moody’s Investors Service ratings.

The Benefits and Risks of Leveraging

The Fund may utilize leverage to seek to enhance its yield. However, these objectives cannot be achieved in all interest rate environments.

The Fund may utilize leverage through borrowings, including through entering into reverse repurchase agreements. In general, the concept of leveraging is based on the premise that the cost of assets to be obtained from leverage will be based on short-term interest rates, which normally will be lower than the income earned by the Fund on its longer-term portfolio investments. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested i
n higher-yielding portfolio investments, the Fund’s investors will benefit from the incremental net income.

Furthermore, the value of the Fund’s investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. Changes in interest rates can influence the Fund’s NAV positively or negatively in addition to the impact on the Fund’s performance from leverage.

The use of leverage may enhance opportunities for increased income to the Fund, but as described above, it also creates risks as short- or long-term interest rates fluctuate. If the income derived from securities purchased with assets received from leverage exceeds the cost of lever-
age, the Fund’s net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not suf-
ficient to cover the cost of leverage, the Fund’s net income will be less than if leverage had not been used. The Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments which may cause the Fund to incur losses. The use of leverage may limit the Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. The Fund will incur expenses in connection with the use of leverage, all of which are borne by Fund investors and may reduce income.

4 BLACKROCK HIGH INCOME FUND

MARCH 31, 2010

Total Return Based on a $10,000 Investment

1 Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.
2 Under normal circumstances, the Fund invests at least 80% of its assets in fixed income securities which are rated in the lower rating cate-
gories of the established rating services, or in unrated securities that management believes are of a comparable quality.
3 This unmanaged index is comprised of issues that meet the following criteria: at least $150 million par value outstanding; maximum credit rating of Ba1; at least one year to maturity; and no issuer represents more than 2% of the index.

Performance Summary for the Period Ended March 31, 2010
					Average Annual Total Returns[4]
			1 Year		5 Years		10 Years
	Standardized	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	30-Day Yields	Total Returns	charge	charge	charge	charge	charge	charge
Institutional	7.71%	14.30%	60.95%	N/A	6.27%	N/A	5.65%	N/A
Investor A	7.15	14.42	60.96	54.52%	6.08	5.22%	5.42	4.99%
Investor B	6.83	14.05	59.96	55.96	5.47	5.19	4.85	4.85
Investor C	6.47	13.83	59.23	58.23	4.95	4.95	4.47	4.47
Investor C1	6.80	14.04	59.92	58.92	5.42	5.42	4.80	4.80
Barclays Capital US Corporate High Yield 2%
Issuer Capped Index	—	10.97	55.64	N/A	7.78	N/A	7.59	N/A

4 Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund
Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

Derivative Financial Instruments

The Fund may invest in various derivative instruments, including swaps and foreign currency exchange contracts as specified in Note 2 of the
Notes to Financial Statements, which may constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge mar-
ket, credit and/or foreign currency exchange rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the der-
ivative instrument. The Fund’s ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately pre-
dict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for distressed values, may limit the amount of appreciation the Fund can realize on an investment or may cause the
Fund to hold a security that it might otherwise sell. The Fund’s invest-
ments in these instruments are discussed in detail in the Notes to
Financial Statements.

BLACKROCK HIGH INCOME FUND

MARCH 31, 2010

About Fund Performance

• Institutional Shares are not subject to any sales charge. Institutional
Shares bear no ongoing distribution or service fees and are available only to eligible investors.

• Investor A Shares incur a maximum initial sales charge (front-end load)
of 4% and a service fee of 0.25% per year (but no distribution fee).

• Investor B Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. In addition, Investor B
Shares are subject to a distribution fee of 0.50% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A
Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

• Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. In addition, Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of
0.25% per year. Prior to October 2, 2006, Investor C Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Investor C Share fees.

• Investor C1 Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. In addition, Investor C1 Shares are subject to a distribution fee of 0.55% per year and a service fee of
0.25% per year.

Investor B and C1 Shares are only available for purchase through exchanges, dividend reimbursements or for purchase by certain qualified employee benefit plans.

Performance information reflects past performance and does not guaran-
tee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund may charge a 2% redemption fee for sales or exchanges of shares within
30 days of purchase or exchange. Performance data does not reflect this potential fee. Figures shown in the performance tables on the previous page assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and service and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees and other Fund expenses. The expense example on the previous page (which is based on a hypothetical investment of $1,000 invested on October 1, 2009 and held through March 31, 2010) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number correspon-
ding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’
shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypo-
thetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

			Actual					Hypothetical[3]
		Including Interest Expense		Excluding Interest Expense			Including Interest Expense		Excluding Interest Expense
	Beginning	Ending		Ending		Beginning	Ending		Ending
	Account Value Account Value Expenses			Account Value	Expenses	Account Value Account Value Expenses			Account Value Expenses
	October 1,	March 31,	Paid During	March 31,	Paid During	October 1,	March 31,	Paid During	March 31,	Paid During
	2009	2010	the Period[1]	2010	the Period[2]	2009	2010	the Period[1]	2010	the Period[2]
Institutional	$1,000	$1,143.00	$ 3.74	$1,143.00	$ 3.63	$1,000	$1,021.41	$3.53	$1,021.51	$3.43
Investor A	$1,000	$1,144.20	$ 4.97	$1,144.20	$ 4.86	$1,000	$1,020.26	$4.68	$1,020.36	$4.58
Investor B	$1,000	$1,140.50	$ 8.38	$1,140.50	$ 8.33	$1,000	$1,017.07	$7.90	$1,017.12	$7.85
Investor C	$1,000	$1,138.30	$10.56	$1,138.30	$10.45	$1,000	$1,015.03	$9.95	$1,015.13	$9.85
Investor C1	$1,000	$1,140.40	$ 8.54	$1,140.40	$ 8.43	$1,000	$1,016.92	$8.05	$1,017.02	$7.95

1 For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.70% for Institutional, 0.93% for Investor A, 1.57% for Investor B, 1.98% for
Investor C and 1.60% for Investor C1), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).
2 For each class of the Fund, expenses are equal ot the annualized expense ratio for the class (0.68% for Institutional, 0.91% for Investor A, 1.56% for Investor B, 1.96% for
Investor C and 1.58% for Investor C1), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).
3 Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half-year divided by 365.

6 BLACKROCK HIGH INCOME FUND

MARCH 31, 2010

Schedule of Investments March 31, 2010 (Unaudited)

(Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
Auto Components — 0.3%
Lear Corp. (a)		47,145	$ 3,740,956
Building Products — 0.6%
Masonite Worldwide Holdings (a)		164,037	7,061,793
Communications Equipment — 0.7%
Loral Space & Communications Ltd. (a)		212,623	7,467,320
Construction Materials — 0.0%
Nortek, Inc. (a)		4,680	187,200
Electrical Equipment — 0.0%
Medis Technologies Ltd. (a)		852,625	60,536
SunPower Corp., Class B (a)		2,142	35,857
			96,393
Hotels Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc. (a)		3,546	21,631
Paper & Forest Products — 0.3%
Ainsworth Lumber Co. Ltd. (a)		615,817	1,515,820
Ainsworth Lumber Co. Ltd. (a)(b)		691,101	1,701,129
Western Forest Products, Inc. (a)		1,280,355	378,188
Western Forest Products, Inc. (a)(b)		330,542	97,635
			3,692,772
Software — 0.3%
HMH Holdings/EduMedia (a)		420,278	2,941,953
Wireless Telecommunication Services — 0.2%
FiberTower Corp. (a)		396,744	1,844,859
Total Common Stocks — 2.4%			27,054,877
		Par
Corporate Bonds		(000)
Airlines — 0.7%
Delta Air Lines, Inc., Series B, 9.75%,
12/17/16	USD	2,550	2,626,500
United Air Lines, Inc., 12.75%, 7/15/12		4,900	5,383,875
			8,010,375
Auto Components — 1.1%
Delphi International Holdings Unsecured,
12.00%, 10/06/14		321	320,572
The Goodyear Tire & Rubber Co.:
8.63%, 12/01/11		2,758	2,868,320
8.75%, 8/15/20		—(c)	395
Icahn Enterprises LP, 8.00%, 1/15/18 (b)(d)		9,340	9,001,425
			12,190,712
Biotechnology — 0.3%
QHP Pharma, 10.25%, 3/15/15 (b)		2,955	2,987,278
Building Products — 0.7%
Associated Materials LLC, 9.88%, 11/15/16		1,910	2,062,800

		Par
Corporate Bonds		(000)	Value
Building Products (concluded)
Building Materials Corp. of America, 7.00%,
2/15/20 (b)	USD	1,660	$ 1,680,750
Goodman Global Group, Inc., 12.88%,
12/15/14 (b)(e)		1,320	772,200
Ply Gem Industries, Inc., 11.75%, 6/15/13		2,950	3,112,250
			7,628,000
Capital Markets — 0.4%
E*Trade Financial Corp. (e)(f):
3.63%, 8/31/19 (b)		831	1,326,484
Series A, 3.96%, 8/31/19		26	41,502
MU Finance Plc, 8.75%, 2/01/17 (b)	GBP	1,832	2,738,631
			4,106,617
Chemicals — 3.3%
American Pacific Corp., 9.00%, 2/01/15	USD	3,100	3,072,875
Georgia Gulf Corp., 9.00%, 1/15/17 (b)		995	1,041,019
Hexion Finance Escrow LLC, 8.88%, 2/01/18 (b)		3,455	3,403,175
Hexion U.S. Finance Corp., 9.75%, 11/15/14		2,840	2,896,800
Huntsman International LLC (b):
6.88%, 11/15/13	EUR	1,245	1,702,588
5.50%, 6/30/16	USD	2,170	1,969,275
8.63%, 3/15/20		1,680	1,688,400
Innophos, Inc., 8.88%, 8/15/14		2,480	2,554,400
Koppers, Inc., 7.88%, 12/01/19 (b)		1,825	1,879,750
LBI Escrow Corp., 8.00%, 11/01/17 (b)(g)		8,945	9,280,437
MacDermid, Inc., 9.50%, 4/15/17 (b)		2,460	2,527,650
Nalco Co., 8.25%, 5/15/17 (b)		2,350	2,496,875
Nova Chemicals Corp., 8.63%, 11/01/19 (b)		2,500	2,575,000
			37,088,244
Commercial Banks — 0.9%
Glitnir Banki HF (a)(h):
4.15%, 4/20/10 (b)		507	149,565
6.38%, 9/25/12 (b)		3,050	899,750
Series EMTN, 5.07%, 1/27/10	EUR	1,700	665,874
Series EMTN, 3.00%, 6/30/10		1,690	616,305
Series GMTN, 4.38%, 2/05/10		220	86,172
HBOS Plc (i):
1.02%, 9/01/16		705	780,180
0.84%, 3/21/17		700	757,955
National Westminster Bank Plc, 2.90% (i)(j)		1,920	2,022,745
The Royal Bank of Scotland Plc (i)(j):
5.63%	GBP	350	393,297
5.63%		300	341,437
6.20%		2,185	2,621,085
6.25%		300	350,542
			9,684,907
Commercial Services & Supplies — 1.5%
Corrections Corp. of America, 6.75%, 1/31/14	USD	2,025	2,062,969
DI Finance, Series B, 9.50%, 2/15/13		1,835	1,857,937
Iron Mountain, Inc., 8.38%, 8/15/21		1,900	1,976,000
Mobile Services Group, Inc., 9.75%, 8/01/14		2,750	2,846,250

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names	CAD	Canadian Dollar
and descriptions of many of the securities have been abbreviated according to the	EUR	Euro
following list:	FKA	Formerly Known As
	GBP	British Pound
See Notes to Financial Statements.	USD	US Dollar

BLACKROCK HIGH INCOME FUND

MARCH 31, 2010

Schedule of Investments (continued)

(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
Commercial Services & Supplies (concluded)
RSC Equipment Rental, Inc., 10.00%,
7/15/17 (b)	USD	3,385	$ 3,588,100
Scientific Games International, Inc., 9.25%,
6/15/19		65	68,738
West Corp., 11.00%, 10/15/16		3,588	3,803,280
			16,203,274
Construction Materials — 0.5%
Nortek, Inc., 11.00%, 12/01/13		4,701	5,041,607
Texas Industries, Inc., 7.25%, 7/15/13		560	550,200
			5,591,807
Consumer Finance — 0.2%
Credit Acceptance Corp., 9.13%, 2/01/17 (b)		1,810	1,859,775
Containers & Packaging — 4.6%
Ball Corp.:
7.38%, 9/01/19		1,800	1,896,750
6.75%, 9/15/20		2,000	2,035,000
Berry Plastics Corp., 8.88%, 9/15/14		2,045	1,996,431
Berry Plastics Holding Corp., 8.88%, 9/15/14		1,815	1,771,894
Beverage Packaging Holdings Luxembourg II SA,
8.00%, 12/15/16	EUR	3,495	4,814,960
Cascades, Inc., 7.75%, 12/15/17 (b)	USD	2,250	2,266,875
Crown Americas LLC, 7.63%, 5/15/17 (b)		3,980	4,149,150
Crown European Holdings SA, 6.25%, 9/01/11	EUR	356	490,451
Graphic Packaging International, Inc., 9.50%,
6/15/17	USD	4,075	4,350,062
Greif, Inc., 7.75%, 8/01/19		1,155	1,201,200
Impress Holdings BV, 3.38%, 9/15/13 (b)(i)		1,770	1,708,050
Owens-Brockway Glass Container, Inc.:
8.25%, 5/15/13	USD	1,020	1,032,750
6.75%, 12/01/14	EUR	1,015	1,398,336
7.38%, 5/15/16	USD	2,555	2,682,750
Packaging Dynamics Finance Corp., 10.00%,
5/01/16 (b)		2,050	1,529,813
Pregis Corp., 12.38%, 10/15/13		4,485	4,552,275
Rock-Tenn Co., 5.63%, 3/15/13		1,910	1,962,525
Sealed Air Corp., 7.88%, 6/15/17 (b)		3,200	3,474,643
Smurfit Kappa Acquisitions (b):
7.25%, 11/15/17	EUR	2,175	3,025,811
7.75%, 11/15/19		2,065	2,900,673
Solo Cup Co., 10.50%, 11/01/13	USD	1,790	1,888,450
			51,128,849
Distributors — 0.5%
American Tire Distributors, Inc., 6.54%,
4/01/12 (i)		6,835	6,160,044
Diversified Financial Services — 8.7%
Axcan Intermediate Holdings, Inc., 12.75%,
3/01/16		1,270	1,397,000
CIT Group Funding Co. of Delaware LLC:
10.25%, 5/01/16		701	725,744
10.25%, 5/01/17		206	212,981
CIT Group, Inc.:
7.00%, 5/01/16		9,388	8,660,497
7.00%, 5/01/17		23,461	21,643,052
FCE Bank Plc:
7.88%, 2/15/11	GBP	2,000	3,099,335
7.13%, 1/16/12	EUR	5,800	8,010,076
7.13%, 1/15/13		3,550	4,914,706

		Par
Corporate Bonds		(000)	Value
Diversified Financial Services (concluded)
GMAC, Inc.:
7.25%, 3/02/11	USD	148	$ 150,590
5.38%, 6/06/11	EUR	1,058	1,421,851
6.88%, 8/28/12	USD	680	689,350
7.50%, 12/31/13		210	213,675
2.45%, 12/01/14 (i)		3,561	3,135,550
6.75%, 12/01/14		1,983	1,973,085
8.30%, 2/12/15 (b)		5,440	5,712,000
8.00%, 3/15/20 (b)		8,170	8,374,250
8.00%, 11/01/31		3,430	3,275,650
General Motors Acceptance Corp. of
Canada Ltd., 6.00%, 5/25/10	CAD	6,800	6,610,325
Leucadia National Corp., 8.13%, 9/15/15	USD	6,200	6,424,750
Reynolds Group DL Escrow, Inc., 7.75%,
10/15/16 (b)	USD	4,730	4,860,075
Reynolds Group Issuer, Inc., 7.75%,
10/15/16 (b)	EUR	1,650	2,312,157
Saturns Investments Europe Plc, 6.19%,
6/09/14	USD	1,275	892,500
Southern Star Central Corp., 6.75%,
3/01/16 (b)		2,090	2,113,513
			96,822,712
Diversified Telecommunication Services — 2.1%
Broadview Networks Holdings, Inc., 11.38%,
9/01/12		5,230	5,086,175
ITC Deltacom, Inc., 10.50%, 4/01/16 (b)(g)		2,600	2,590,250
Level 3 Financing, Inc., 10.00%, 2/01/18 (b)		700	668,500
New Communications Holdings, Inc. (b)(g):
7.88%, 4/15/15		1,785	1,834,087
8.25%, 4/15/17		1,100	1,119,250
8.50%, 4/15/20		1,300	1,309,750
Nordic Telephone Co. Holdings ApS, 8.88%,
5/01/16 (b)		190	203,775
Qwest Communications International, Inc.:
8.00%, 10/01/15 (b)		2,500	2,662,500
Series B, 7.50%, 2/15/14		1,395	1,419,412
Qwest Corp.:
7.50%, 10/01/14		935	1,021,488
8.38%, 5/01/16 (d)		2,840	3,195,000
tw telecom holdings, Inc., 8.00%, 3/01/18 (b)		1,110	1,134,975
Windstream Corp.:
8.13%, 8/01/13		1,225	1,283,188
7.88%, 11/01/17		455	448,175
			23,976,525
Electric Utilities — 1.1%
Elwood Energy LLC, 8.16%, 7/05/26		1,263	1,194,838
Homer City Funding LLC, 8.14%, 10/01/19		1,175	1,151,794
IPALCO Enterprises, Inc.:
8.63%, 11/14/11		1,500	1,597,500
7.25%, 4/01/16 (b)		1,670	1,732,625
NSG Holdings LLC, 7.75%, 12/15/25 (b)		7,725	6,952,500
			12,629,257
Energy Equipment & Services — 1.5%
Cie Generale de Geophysique-Veritas, 9.50%,
5/15/16		1,045	1,118,150
Compagnie Generale de Geophysique-Veritas,
7.75%, 5/15/17		3,035	3,035,000
Expro Finance Luxembourg SCA, 8.50%,
12/15/16 (b)		8,005	8,085,050

See Notes to Financial Statements.

8 BLACKROCK HIGH INCOME FUND

MARCH 31, 2010

Schedule of Investments (continued)

(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
Energy Equipment & Services (concluded)
North American Energy Alliance LLC, 10.88%,
6/01/16 (b)	USD	2,400	$ 2,556,000
North American Energy Partners, Inc., 8.75%,
12/01/11		1,080	1,080,000
Parker Drilling Co., 9.13%, 4/01/18 (b)		895	916,256
			16,790,456
Food & Staples Retailing — 0.3%
AmeriQual Group LLC, 9.50%, 4/01/12 (b)		3,200	2,792,000
Duane Reade, Inc., 11.75%, 8/01/15		760	962,350
			3,754,350
Food Products — 0.6%
B&G Foods, Inc., 7.63%, 1/15/18		960	978,000
DGS International Finance Co., 10.00%,
6/01/07 (a)(b)(h)		20,000	2
Reddy Ice Corp., 11.25%, 3/15/15 (b)		1,880	1,974,000
Smithfield Foods, Inc., 10.00%, 7/15/14 (b)		2,850	3,177,750
TreeHouse Foods, Inc., 7.75%, 3/01/18		560	581,000
			6,710,752
Health Care Equipment & Supplies — 0.8%
DJO Finance LLC:
10.88%, 11/15/14		3,910	4,247,237
10.88%, 11/15/14 (b)		2,350	2,552,688
Hologic, Inc., 2.00%, 12/15/37 (e)(k)		2,760	2,470,200
			9,270,125
Health Care Providers & Services — 2.2%
Community Health Systems, Inc., Series WI,
8.88%, 7/15/15		3,500	3,622,500
HCA, Inc., 7.25%, 9/15/20 (b)		8,730	8,850,037
LifePoint Hospitals, Inc., 3.50%, 5/15/14 (f)		475	473,813
Tenet Healthcare Corp. (b):
9.00%, 5/01/15		6,614	7,126,585
10.00%, 5/01/18		2,284	2,558,080
Vanguard Health Holding Co. II LLC, 8.00%,
2/01/18 (b)		1,800	1,750,500
			24,381,515
Health Care Technology — 0.8%
IMS Health, Inc., 12.50%, 3/01/18 (b)		7,660	8,914,325
Hotels Restaurants & Leisure — 1.1%
Fontainebleau Las Vegas Holdings LLC, 10.25%,
6/15/15 (a)(b)(h)		225	2,531
Greektown Holdings, LLC, 10.75%,
12/01/13 (a)(b)(h)		2,520	226,800
Little Traverse Bay Bands of Odawa Indians,
10.25%, 2/15/14 (a)(b)(h)		5,965	1,431,600
MGM Mirage, 11.13%, 11/15/17 (b)		2,150	2,418,750
Scientific Games Corp., 0.75%, 12/01/24 (e)(k)		1,450	1,379,313
Travelport LLC:
4.88%, 9/01/14 (i)		600	588,000
9.88%, 9/01/14		930	971,850
11.88%, 9/01/16		100	109,625
Tropicana Entertainment LLC, Series WI, 9.63%,
12/15/14 (a)(h)		405	354
Virgin River Casino Corp., 9.00%, 1/15/12 (a)(h)		8,165	4,082,500
Waterford Gaming LLC, 8.63%, 9/15/14 (b)		2,745	1,496,025
			12,707,348

		Par
Corporate Bonds		(000)	Value
Household Durables — 2.2%
Ashton Woods USA LLC, 15.78%,
6/30/15 (b)(l)	USD	4,220	$ 1,687,920
Beazer Homes USA, Inc.:
6.88%, 7/15/15		1,615	1,421,200
8.13%, 6/15/16		775	687,812
12.00%, 10/15/17		3,000	3,420,000
4.63%, 6/15/24 (f)		1,610	1,561,700
K. Hovnanian Enterprises, Inc., 10.63%,
10/15/16		6,050	6,443,250
KB Home:
6.38%, 8/15/11		152	155,420
9.10%, 9/15/17		990	1,044,450
Pulte Homes, Inc., 6.38%, 5/15/33		300	240,000
Standard Pacific Corp.:
6.25%, 4/01/14		2,375	2,190,937
7.00%, 8/15/15		1,515	1,401,375
10.75%, 9/15/16		3,845	4,090,119
			24,344,183
Household Products — 0.1%
Libbey Glass, Inc., 10.00%, 2/15/15 (b)		575	605,187
IT Services — 1.2%
Alliance Data Systems Corp., 1.75%, 8/01/13 (f)		6,360	6,463,350
First Data Corp.:
9.88%, 9/24/15		2,450	2,088,625
9.88%, 9/24/15		160	138,000
11.25%, 3/31/16		4,720	3,776,000
iPayment Investors LP, 11.63%, 7/15/14 (b)(m)		556	463,929
			12,929,904
Independent Power Producers & Energy Traders — 3.3%
The AES Corp, 8.75%, 5/15/13 (b)		350	355,250
AES Eastern Energy LP, Series 99-B, 9.67%,
1/02/29		2,800	3,034,500
Calpine Construction Finance Co. LP, 8.00%,
6/01/16 (b)		5,750	5,879,375
Dynegy Holdings, Inc., 8.38%, 5/01/16		630	522,900
Energy Future Holdings Corp.:
10.88%, 11/01/17		4,420	3,281,850
11.25%, 11/01/17 (m)		6,638	4,563,900
10.00%, 1/15/20 (b)		8,155	8,501,587
Infinis Plc, 9.13%, 12/15/14 (b)	GBP	1,205	1,892,584
NRG Energy, Inc.:
7.25%, 2/01/14	USD	5,555	5,596,663
7.38%, 2/01/16		140	138,950
8.50%, 6/15/19		3,540	3,584,250
			37,351,809
Industrial Conglomerates — 1.4%
Sequa Corp. (b):
11.75%, 12/01/15	USD	6,080	6,080,000
13.50%, 12/01/15 (m)		9,527	9,812,487
			15,892,487
Insurance — 0.1%
USI Holdings Corp., 4.13%, 11/15/14 (b)(i)		1,530	1,304,325
Leisure Equipment & Products — 0.5%
Brunswick Corp., 11.25%, 11/01/16 (b)		4,470	5,084,625

See Notes to Financial Statements.

BLACKROCK HIGH INCOME FUND

MARCH 31, 2010

Schedule of Investments (continued)

(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
Machinery — 1.7%
ESCO Corp. (b):
4.13%, 12/15/13 (i)	USD	1,110	$ 985,125
8.63%, 12/15/13		2,810	2,824,050
Navistar International Corp.:
3.00%, 10/15/14 (f)		3,710	4,136,650
8.25%, 11/01/21		4,000	4,080,000
Oshkosh Corp., 8.25%, 3/01/17 (b)		1,470	1,517,775
RBS Global, Inc., 8.88%, 9/01/16		1,205	1,111,612
Titan International, Inc.:
8.00%, 1/15/12		3,315	3,315,000
5.63%, 1/15/17 (b)(f)		1,050	1,149,750
			19,119,962
Marine — 1.1%
Horizon Lines, Inc., 4.25%, 8/15/12 (f)		9,770	8,560,962
Navios Maritime Holdings, Inc., 8.88%,
11/01/17 (b)		2,190	2,266,650
Trico Shipping AS, 11.88%, 11/01/14 (b)		1,450	1,384,750
			12,212,362
Media — 10.9%
Affinion Group, Inc., 10.13%, 10/15/13		5,690	5,832,250
CCH II LLC, 13.50%, 11/30/16		3,052	3,670,582
CCO Holdings LLC, 8.75%, 11/15/13		4,455	4,566,375
Cablevision Systems Corp., Series B, 8.00%,
4/15/12		3,305	3,532,219
Catalina Marketing Corp., 10.50%,
10/01/15 (b)(m)		2,195	2,299,263
Central European Media Enterprises Ltd.,
11.63%, 9/15/16 (b)	EUR	3,300	4,858,316
Charter Communications Operating, LLC (b):
10.00%, 4/30/12	USD	2,310	2,454,375
10.38%, 4/30/14		3,530	3,627,075
Clear Channel Worldwide Holdings, Inc. (b):
9.25%, 12/15/17		3,621	3,761,314
9.25%, 12/15/17		14,485	15,136,825
DISH DBS Corp., 7.00%, 10/01/13		2,490	2,589,600
Gannett Co., Inc., 8.75%, 11/15/14 (b)		1,365	1,455,431
Harland Clarke Holdings Corp.:
6.00%, 5/15/15 (i)		980	806,050
9.50%, 5/15/15		1,180	1,106,250
Intelsat Corp.:
9.25%, 8/15/14		790	809,750
9.25%, 6/15/16		4,370	4,577,575
Intelsat Subsidiary Holding Co. Ltd.:
8.88%, 1/15/15		670	691,775
8.88%, 1/15/15 (b)		1,350	1,387,125
Liberty Global, Inc., 4.50%, 11/15/16 (b)(f)		1,950	2,505,750
Liberty Media Corp., 3.13%, 3/30/23 (f)		2,775	2,944,969
Lighthouse International Co. SA:
8.00%, 4/30/14	EUR	2,331	2,203,868
8.00%, 4/30/14 (b)		776	733,677
McClatchy Co., 11.50%, 2/15/17 (b)	USD	2,210	2,256,963
Network Communications, Inc., 10.75%,
12/01/13		200	103,000
Nielsen Finance LLC:
11.63%, 2/01/14		1,930	2,180,900
9.00%, 8/01/14	EUR	600	822,551
10.00%, 8/01/14	USD	2,980	3,121,550
17.71%, 8/01/16 (l)		380	361,000
ProtoStar I Ltd., 18.00%, 10/15/12 (a)(b)(f)(h)		3,928	3,731,691

		Par
Corporate Bonds		(000)	Value
Media (concluded)
Rainbow National Services LLC, 10.38%,
9/01/14 (b)	USD	3,723	$ 3,923,111
Seat Pagine Gialle SpA, 10.50%, 1/31/17	EUR	3,753	4,942,040
TL Acquisitions, Inc., 10.50%, 1/15/15 (b)	USD	11,360	10,905,600
UPC Germany GmbH (b):
8.13%, 12/01/17		3,150	3,248,437
8.13%, 12/01/17	EUR	2,510	3,508,806
9.63%, 12/01/19		4,355	6,176,220
UPC Holding BV, 9.88%, 4/15/18 (b)	USD	1,000	1,050,000
UPCB Finance Ltd., 7.63%, 1/15/20 (b)	EUR	1,561	2,140,002
Virgin Media Finance Plc, 8.75%, 4/15/14	USD	41	41,974
WPP Plc, 5.75%, 5/19/14 (f)	GBP	600	1,248,027
			121,312,286
Metals & Mining — 4.4%
Aleris International, Inc. (a)(h):
9.00%, 12/15/14	USD	2,135	214
10.00%, 12/15/16		4,700	21,150
Arch Western Finance LLC, 6.75%, 7/01/13		1,880	1,887,050
Drummond Co., Inc.:
9.00%, 10/15/14 (b)		3,400	3,502,000
7.38%, 2/15/16		3,510	3,422,250
FMG Finance Property Ltd. (b):
10.00%, 9/01/13		455	489,694
10.63%, 9/01/16		3,870	4,460,175
GoldCorp., Inc., 2.00%, 8/01/14 (b)(f)		835	928,937
McJunkin Red Man Corp., 9.50%, 12/15/16 (b)		4,840	4,942,850
Murray Energy Corp., 10.25%, 10/15/15 (b)		2,580	2,644,500
New World Resources NV, 7.38%, 5/15/15	EUR	2,000	2,552,743
Novelis, Inc.:
7.25%, 2/15/15	USD	5,730	5,529,450
11.50%, 2/15/15		530	570,412
RathGibson, Inc., 11.25%, 2/15/14 (a)(h)		6,665	1,632,925
Ryerson, Inc.:
7.62%, 11/01/14 (i)		1,670	1,553,100
12.00%, 11/01/15		650	682,500
Steel Dynamics, Inc., 7.38%, 11/01/12		3,115	3,239,600
Teck Resources Ltd.:
10.25%, 5/15/16		1,460	1,737,400
10.75%, 5/15/19		3,275	4,011,875
United States Steel Corp., 7.38%, 4/01/20		2,350	2,355,875
Vedanta Resources Plc, 9.50%, 7/18/18 (b)		2,925	3,232,125
			49,396,825
Multi-Utilities — 0.1%
CMS Energy Corp., 8.75%, 6/15/19		1,500	1,693,635
Multiline Retail — 1.0%
Dollar General Corp.:
10.63%, 7/15/15		357	391,807
11.88%, 7/15/17 (m)		8,962	10,418,325
			10,810,132
Oil, Gas & Consumable Fuels — 8.5%
Arch Coal, Inc., 8.75%, 8/01/16 (b)		1,155	1,221,413
Atlas Energy Operating Co. LLC:
12.13%, 8/01/17		2,100	2,404,500
10.75%, 2/01/18		940	1,034,000
Berry Petroleum Co., 8.25%, 11/01/16		2,625	2,657,813
Bill Barrett Corp., 9.88%, 7/15/16		1,135	1,222,962
Chesapeake Energy Corp.:
6.38%, 6/15/15		570	560,025
2.25%, 12/15/38 (f)		3,550	2,582,625

See Notes to Financial Statements.

10 BLACKROCK HIGH INCOME FUND

MARCH 31, 2010

Schedule of Investments (continued)

(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
Oil, Gas & Consumable Fuels (concluded)
Cimarex Energy Co., 7.13%, 5/01/17	USD	2,745	$ 2,799,900
Coffeyville Resources LLC, 9.00%, 4/01/15 (b)(g)		1,265	1,287,138
Concho Resources, Inc., 8.63%, 10/01/17		1,360	1,441,600
Connacher Oil and Gas Ltd. (b):
11.75%, 7/15/14		835	922,675
10.25%, 12/15/15		5,185	5,275,737
Consol Energy, Inc., 8.25%, 4/01/20 (b)(g)		8,850	9,093,375
Crosstex Energy LP, 8.88%, 2/15/18 (b)		3,550	3,660,937
Denbury Resources, Inc.:
7.50%, 12/15/15		1,750	1,785,000
9.75%, 3/01/16		1,895	2,084,500
8.25%, 2/15/20		3,700	3,922,000
El Paso Corp.:
8.25%, 2/15/16		2,875	3,069,062
7.00%, 6/15/17		4,000	4,082,356
Forest Oil Corp.:
8.50%, 2/15/14		1,110	1,171,050
7.25%, 6/15/19		535	537,675
HilCorp. Energy I LP/HilCorp. Finance Co.,
8.00%, 2/15/20 (b)		1,600	1,552,000
Linn Energy LLC/Linn Energy Finance Corp.,
8.63%, 4/15/20 (b)(g)		3,410	3,414,262
Massey Energy Co., 3.25%, 8/01/15 (f)		2,200	2,134,000
Newfield Exploration Co., 6.63%, 4/15/16		1,185	1,205,738
Niska Gas Storage US LLC, 8.88%, 3/15/18 (b)		6,720	6,871,200
OPTI Canada, Inc., 9.00%, 12/15/12 (b)		5,855	6,030,650
Penn Virginia Corp., 10.38%, 6/15/16		500	542,500
Petrohawk Energy Corp.:
10.50%, 8/01/14		2,910	3,211,912
7.88%, 6/01/15		2,795	2,847,406
Range Resources Corp., 6.38%, 3/15/15		1,840	1,849,200
Roseton-Danskammer 2001, Series B, 7.67%,
11/08/16		5,735	5,573,732
Sabine Pass LNG LP, 7.50%, 11/30/16		1,025	904,563
Southwestern Energy Co., 7.50%, 2/01/18 (n)		1,115	1,209,775
Swift Energy Co., 7.13%, 6/01/17		2,080	1,976,000
Teekay Corp., 8.50%, 1/15/20		2,860	2,988,700
			95,127,981
Paper & Forest Products — 4.1%
APP Finance II Mauritius Ltd., 12.00% (a)(h)(j)		21,000	105,000
Ainsworth Lumber Co. Ltd., 11.00%,
7/29/15 (b)(m)		5,446	4,329,457
Boise Cascade LLC, 7.13%, 10/15/14		1,985	1,836,125
Boise Paper Holdings LLC (b):
9.00%, 11/01/17		1,455	1,527,750
8.00%, 4/01/20		665	665,000
Clearwater Paper Corp., 10.63%, 6/15/16 (b)		1,865	2,070,150
Georgia-Pacific LLC, 8.25%, 5/01/16 (b)		5,335	5,815,150
Glatfelter, 7.13%, 5/01/16 (b)		910	894,075
NewPage Corp.:
10.00%, 5/01/12		4,195	2,910,281
11.38%, 12/31/14		21,210	21,103,950
Verso Paper Holdings LLC:
11.50%, 7/01/14 (b)		1,610	1,738,800
Series B, 4.00%, 8/01/14 (i)		2,860	2,438,150
			45,433,888

		Par
Corporate Bonds		(000)	Value
Pharmaceuticals — 1.0%
Angiotech Pharmaceuticals, Inc., 4.00%,
12/01/13 (i)	USD	4,935	$ 4,022,025
Elan Corp. Plc, 8.75%, 10/15/16 (b)		795	787,050
Elan Finance Plc, 8.88%, 12/01/13		455	468,650
Novasep Holding SAS, 9.63%, 12/15/16	EUR	4,170	5,435,114
			10,712,839
Professional Services — 0.1%
FTI Consulting, Inc., 7.75%, 10/01/16	USD	550	561,000
Road & Rail — 0.2%
Avis Budget Car Rental LLC, 9.63%, 3/15/18 (b)		2,185	2,283,325
Semiconductors & Semiconductor Equipment — 0.7%
Advanced Micro Devices, Inc., 8.13%,
12/15/17 (b)		1,310	1,349,300
Spansion, Inc., 3.79%, 6/01/13 (a)(b)(h)		6,460	6,492,300
			7,841,600
Software — 0.0%
BMS Holdings, Inc., 7.89%, 2/15/12 (b)(i)(m)		2,386	47,724
Specialty Retail — 1.1%
Asbury Automotive Group, Inc., 8.00%, 3/15/14		3,200	3,208,000
General Nutrition Centers, Inc., 10.75%, 3/15/15		1,640	1,672,800
Group 1 Automotive, Inc., 2.25%, 6/15/36 (f)(k)		2,735	2,259,794
Sonic Automotive, Inc., 9.00%, 3/15/18 (b)		1,585	1,624,625
United Auto Group, Inc., 7.75%, 12/15/16		4,000	3,850,000
			12,615,219
Textiles, Apparel & Luxury Goods — 0.4%
Levi Strauss & Co., 8.63%, 4/01/13	EUR	3,100	4,291,715
Tobacco — 0.1%
Vector Group Ltd., 11.00%, 8/15/15	USD	1,500	1,575,000
Wireless Telecommunication Services — 5.7%
Cricket Communications, Inc.:
9.38%, 11/01/14		395	401,913
10.00%, 7/15/15		7,820	8,132,800
7.75%, 5/15/16		3,470	3,600,125
Digicel Group Ltd. (b):
8.88%, 1/15/15		4,840	4,755,300
9.13%, 1/15/15 (m)		5,660	5,560,950
8.25%, 9/01/17		900	891,000
10.50%, 4/15/18		2,200	2,282,500
FiberTower Corp., 9.00%, 1/01/16 (b)		1,473	1,215,004
iPCS, Inc., 2.37%, 5/01/13 (i)		6,810	6,299,250
MetroPCS Wireless, Inc.:
9.25%, 11/01/14		8,580	8,773,050
9.25%, 11/01/14 (b)		3,120	3,174,600
NII Holdings, Inc., 2.75%, 8/15/25 (f)		600	609,000
Nextel Communications, Inc.:
Series D, 7.38%, 8/01/15		2,025	1,923,750
Series E, 6.88%, 10/31/13		6,140	5,986,500
Series F, 5.95%, 3/15/14		1,220	1,137,650
Orascom Telecom Finance SCA, 7.88%,
2/08/14 (b)		1,385	1,312,287
Sprint Capital Corp., 6.88%, 11/15/28		9,766	7,861,630
			63,917,309
Total Corporate Bonds — 83.8%			935,062,569

See Notes to Financial Statements.

BLACKROCK HIGH INCOME FUND

MARCH 31, 2010

Schedule of Investments (continued)

(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (i)		(000)	Value
Aerospace & Defense — 0.0%
Pedalgreen Limited, PIK Loan Facility, 9.55%,
11/30/15	GBP	370	$ 535,599
Auto Components — 0.4%
Allison Transmission, Inc., Term Loan,
2.98% – 3.01%, 8/07/14	USD	3,390	3,221,240
Dana Holding Corp., Term Advance,
4.48% – 6.50%, 1/30/15		1,500	1,473,275
			4,694,515
Automobiles — 0.9%
Ford Motor Co.:
Tranche B-1 Term Loan, 3.23% – 3.26%,
12/15/13		10,084	9,725,138
Tranche B-2 Term Loan, 3.26%, 12/15/13		515	494,088
			10,219,226
Capital Markets — 0.1%
Marsico Parent Co., LLC, Term Loan,
5.31% – 7.25%, 12/15/14		1,143	773,126
Chemicals — 0.7%
CF Industries, Inc., Bridge Loan, 10.00%,
10/10/15		5,000	5,000,000
Lyondell Chemical (a)(h):
Revolving Credit, 3.77%, 12/20/13		96	75,476
Term Loan A, 3.75% — 3.77%, 12/20/13		191	149,121
Term Loan B, 7.00%, 12/20/14		253	197,948
Term Loan B 1, 4.02%, 12/20/14		58	45,618
Term Loan B 2, 8.68%, 12/20/14		58	45,618
Term Loan B 2, 8.68%, 12/22/14		253	197,947
Term Loan B 3, 4.02% — 8.68%, 12/20/14		253	197,948
Term Loan B 3, 4.02% — 8.68%, 12/22/14		58	45,618
PQ Corp., Original Term Loan (First Lien), 3.50%,
7/30/14		2,702	2,475,593
			8,430,887
Consumer Finance — 0.3%
Chrysler Financial Services Americas LLC,
Term Loan (First Lien), 4.23%, 8/03/12		3,532	3,517,877
Diversified Telecommunication Services — 1.3%
Hawaiian Telcom Communications, Inc.,
Tranche C Term Loan, 4.75%, 5/30/14		3,231	2,294,261
Wind Finance SL SA, Euro Facility (Second Lien):
7.65%, 12/17/14	EUR	5,645	7,628,364
7.66%, 3/22/15	USD	2,250	2,249,298
Wind Telecomunicazioni SpA:
B1 Term Loan Facility, 4.67%, 9/22/13	EUR	1,000	1,325,179
C1 Term Loan Facility, 3.67%, 9/22/14		1,000	1,325,179
			14,822,281
Food & Staples Retailing — 0.4%
Rite Aid Corp., Tranche 4 Term Loan, 9.50%,
6/10/15	USD	4,050	4,228,876
Health Care Providers & Services — 0.3%
HCA Inc., Tranche A-1 Term Loan, 1.79%,
11/16/12		1,695	1,646,276
HardedHealth TL A, 8.50%, 2/22/15		1,400	1,372,000
			3,018,276
Hotels, Restaurants & Leisure — 0.8%
Travelport LLC (FKA Travelport, Inc.), Loan, 8.25%,
3/27/12		9,937	9,341,227

		Par
Floating Rate Loan Interests (i)		(000)	Value
IT Services — 0.1%
First Data Corp., Initial Tranche B-1 Term Loan,
3.00% – 3.04%, 9/24/14	USD	792	$ 701,352
Independent Power Producers & Energy Traders — 0.8%
Dynegy Holdings Inc.:
Term Letter of Credit Facility Term Loan,
4.00%, 4/02/13		1,745	1,713,587
Tranche B Term Loan, 4.00% 4/02/13		79	77,148
Texas Competitive Electric Holdings Co., LLC (TXU):
Initial Tranche B-1 Term Loan,
3.73% — 3.79%, 10/10/14		990	810,810
Initial Tranche B-3 Term Loan,
3.73% — 3.79%, 10/10/14		7,529	6,102,235
			8,703,780
Leisure Equipment & Products — 0.2%
EB Sports Corp., Loan, 11.50%, 5/01/12		2,551	2,423,780
Machinery — 0.3%
Accuride Corp., Term Loan, 9.75%, 1/31/12		2,910	2,908,787
Media — 1.7%
HMH Publishing Co. Ltd., Tranche A Term Loan,
5.48%, 6/12/14		3,683	3,492,262
Newsday, LLC, Fixed Rate Term Loan, 10.50%,
8/01/13		5,200	5,603,000
Protostar Ltd., Debtor in Possession Term Loan,
18.00%, 4/30/10		679	679,311
Virgin Media Investment Holdings Ltd., C Facility,
3.58%, 7/17/13	GBP	4,850	7,318,460
Worldcolor Press Inc. and Worldcolor (USA)
Corp. (FKA Quebecor World, Inc.), 9.00%,
7/23/12		1,495	1,508,284
			18,601,317
Metals & Mining — 0.4%
RathGibson, Inc., Loan Debtor in Possession,
10.75%, 6/30/10 (l)		4,254	4,253,501
Multiline Retail — 0.3%
Hema Holding B.V., Facility (Mezzanine),
8.91% — 8.92%, 1/29/17	EUR	2,554	2,759,208
The Neiman Marcus Group Inc., Term Loan,
2.23% — 2.25%, 4/06/13	USD	580	549,062
			3,308,270
Oil, Gas & Consumable Fuels — 0.8%
Turbo Beta Ltd., Dollar Facility, 14.50%, 3/15/18		9,652	8,686,401
Paper & Forest Products — 0.2%
Verso Paper Finance Holdings LLC, Loan,
6.50% – 7.25%, 2/01/13 (l)		4,682	2,575,044
Real Estate Management & Development — 0.5%
Realogy Corp.:
Initial Term B Loan, 3.25%, 10/10/13		1,802	1,588,552
Synthetic Letter of Credit, 3.25%, 10/10/13		571	503,475
Term Loan (Second Lien), 13.50%, 10/15/17		3,550	3,889,025
			5,981,052
Specialty Retail — 0.1%
Claire’s Stores Inc., Term B Loan, 3.04%, 5/29/14		1,280	1,123,312
Total Floating Rate Loan Interests — 10.6%			118,848,486

See Notes to Financial Statements.

12 BLACKROCK HIGH INCOME FUND

MARCH 31, 2010

Schedule of Investments (continued)

(Percentages shown are based on Net Assets)

		Beneficial
		Interest
Other Interests (o)		(000)	Value
Auto Components — 1.9%
Delphi Debtor in Possession Hold Co. LLP,
Class B Membership Interests	USD	2	$ 21,763,019
Lear Corp. Escrow:
5.75%		1,800	27,000
8.50%		2,480	37,200
			21,827,219
Household Durables — 0.4%
Stanley Martin, Class B Membership Units (p)		14	4,200,000
Media — 0.0%
Adelphia Escrow		25,500	2,550
Adelphia Recovery Trust		31,980	127,922
			130,472
Software — 0.1%
Ashton Woods, Class B Membership Units		—(q)	399,784
Specialty Retail — 0.0%
Buffets, Inc.		1,855	185
Total Other Interests — 2.4%			26,557,660
Preferred Securities
Preferred Stocks		Shares
Diversified Financial Services — 1.1%
Citigroup, Inc., 7.50% (a)(f)		97,000	11,822,360
Diversified Telecommunication Services — 0.0%
PTV, Inc., Series A, 10.00%		130	11
Household Durables — 0.1%
Beazer Homes USA, Inc., 7.50% (f)		43,798	1,108,637
Total Preferred Securities — 1.2%			12,931,008
Warrants (r)
Health Care Providers & Services — 0.0%
HealthSouth Corp. (Expires 1/16/14)		201,408	2
Hotels Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc.
(Expires 4/29/14)		1,566	16
Media — 0.0%
Virgin Media, Inc. (Expires 1/13/11)		117,980	3,893
Oil, Gas & Consumable Fuels — 0.0%
Turbo Cayman Ltd. (Non-Expiring)		6	—
Software — 0.0%
HMH Holdings/EduMedia (Expires 3/09/17)		53,250	1
Total Warrants — 0.0%			3,912
Total Long-Term Investments
(Cost — $1,190,796,287) — 100.4%			1,120,458,512

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund,
Institutional Class, 0.11% (s)(t)	12,093,584	$ 12,093,584
Total Short-Term Securities
(Cost — $12,093,584) — 1.1%		12,093,584
Total Investments (Cost — $1,202,889,871*) — 101.5%		1,132,552,096
Liabilities in Excess of Other Assets — (1.5)%		(16,360,687)
Net Assets — 100.0%		$1,116,191,409

* The cost and unrealized appreciation (depreciation) of investments as of March 31,
2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,207,410,543
Gross unrealized appreciation	$ 75,090,607
Gross unrealized depreciation	(149,949,054)
Net unrealized depreciation	$ (74,858,447)

(a) Non-income producing security.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c) Amount is less than $1,000.
(d) All or a portion of security has been pledged as collateral for reserve repurchase agreements.
(e) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(f) Convertible security.
(g) When-issued security. Unsettled when-issued security transactions were as follows:

Unrealized
Counterparty	Value	Appreciation
Citigroup Global Markets, Inc.	$ 631,912	$ 11,755
Credit Suisse Securities	$ 3,052,625	$ 54,569
Deutsche Bank Securities Inc.	$ 1,287,138	$ 28,323
Goldman Sachs & Co.	$ 981,262	$ 18,254
JP Morgan Securities	$ 4,263,088	$ 78,088
RBC Capital Markets Corp.	$ 3,414,263	$ 87,739
RBS Greenwich Capital	$ 6,421,875	$119,465
Royal Bank of Scotland	$ 595,950	$ 11,086

(h) Issuer filed for bankruptcy and/or is in default of interest payments.
(i) Variable rate security. Rate shown is as of report date.
(j) Security is perpetual in nature and has no stated maturity date.
(k) Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.
(l) Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(m) Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.
(n) All or a portion of security has been pledged as collateral in connection with swaps.
(o) Other interests represent beneficial interest in liquidation trusts and other reorganiza-
tion entities and are non-income producing.
(p) Restricted security as to resale, representing 0.4% of net assets was as follows:

Acquisition
Counterparty	Dates		Cost	Value
Stanley Martin, Class B	11/16/05 —
Membership Units	7/25/06	USD	$ 14,171,749	$ 4,200,000

(q) Amount is less than $1,000.
(r) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

See Notes to Financial Statements.

BLACKROCK HIGH INCOME FUND

MARCH 31, 2010

Schedule of Investments (continued)

(s) Investments in companies considered to be an affiliate of the Fund, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

						Net
	Affiliate				Activity			Income
	BlackRock Liquidity Funds, TempFund,
	Institutional Class				$12,092,283			$ 1,974
(t) Represents the current yield as of report date.
•	Reverse repurchase agreements outstanding as of March 31, 2010 were as follows:
			Interest	Trade	Maturity	Net Closing		Face
	Counterparty		Rate	Date	Date	Amount		Amount
	Barclays Capital, Inc. 0.40%			3/23/10	4/01/10 $ 7,810,772 $ 7,809,991
	Credit Suisse
	Securities
	(USA), Inc.		0.50%	3/23/10	4/01/10	2,958,940		2,958,570
	Total				$10,769,712 $10,768,561
•	Foreign currency exchange contracts as of March 31, 2010 were as follows:
								Unrealized
	Currency		Currency			Settlement Appreciation
	Purchased			Sold	Counterparty	Date		(Depreciation)
	GBP	1,775,200	USD	2,785,667	Citibank NA	4/21/10		$ (92,153)
	USD	7,313,585	CAD	7,650,500	Goldman Sachs
					Bank USA	4/21/10		(218,985)
	USD	9,310,473	GBP	6,085,500	Citibank NA	4/21/10		76,935
	USD	2,899,136	GBP	1,797,000	Deutsche
					Bank AG	4/21/10		172,545
	USD 10,186,779		GBP	6,292,000	Morgan Stanley	4/21/10		639,918
	USD	98,259	GBP	66,000	Royal Bank of
					Scotland AG	4/21/10		(1,883)
	USD 83,168,032		EUR 61,423,000		Citibank NA	5/26/10		203,368
	Total							$ 779,745
•	Credit default swaps on single name issues-buy protection outstanding as of
	March 31, 2010 were as follows:
			Pay			Notional		Unrealized
			Fixed			Amount		Appreciation
	Issuer		Rate Counterparty Expiration			(000)		(Depreciation)
	K. Hovnanian		5.00%		Goldman Sachs December	USD 2,240		$ (58,349)
	Enterprises, Inc.			Bank USA	2011
	BlackRock		5.00%		Goldman Sachs December	USD 1,100		(15,060)
	Financial			Bank USA	2012
	Management Inc.
	JC Penney Co., Inc.		5.40%	Goldman Sachs	March	USD	5,000	(778,163)
				Bank USA	2014
	Louisiana-Pacific		5.00%	JPMorgan	March	USD 2,000		(526,170)
	Corp.		Chase Bank NA		2014
	Brunswick Corp.		5.00%		Goldman Sachs September	USD	900	(65,163)
				Bank USA	2014
	Centex Corp.		1.00%	Deutsche	September USD		825	853
				Bank AG	2014
	Boston		1.00%		Goldman Sachs December	USD 2,600		66,657
	Scientific Corp.			Bank USA	2014
	Total							$ (1,375,395)

• Credit default swaps on single name issues-sold protection outstanding as of
March 31, 2010 were as follows:

		Receive				Notional
		Fixed	Counter- Credit			Amount	Unrealized
	Issuer	Rate	party Rating[1] Expiration (000)[2] Appreciation
	Realogy Corp.	5.00%	Credit Suisse	C	March	USD 475	$ 33,613
			International		2015
	Realogy Corp.	5.00%	JPMorgan	C	March	USD 2,075	52,352
			Chase		2015
			Bank NA
	Standard	5.00%	Goldman CCC		March	USD 1,150	28,267
	Pacific Corp.		Sachs		2015
			Bank USA
	Total						$ 114,232
	[1]	Using Standard & Poor’s ratings of the issuer.
	[2]	The maximum potential amount the Fund may pay should a negative credit event
	take place as defined under the terms of the agreement. See Note 2 of the Notes
	to Financial Statements.
•	Credit default swaps on traded indexes — buy protection outstanding as of March 31,
	2010 were as follows:
		Pay				Notional
		Fixed				Amount	Unrealized
	Issuer	Rate Counterparty Expiration				(000)	Depreciation
	Dow Jones CDX	5.00%	Credit Suisse	December USD 10,890			$ (31,823)
	North America		International	2014
	High Yield

• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations inactive markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 — unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the face value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

14 BLACKROCK HIGH INCOME FUND

MARCH 31, 2010

Schedule of Investments (concluded)

The following tables summarize the inputs used as of March 31, 2010 in determining the fair valuation of the Fund’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Long-Term
Investments:
Common Stocks	$22,224,595 $	1,888,329 $ 2,941,953 $		27,054,877
Corporate Bonds	—	926,444,006	8,618,563	935,062,569
Floating Rate
Loan Interests	—	75,023,469	43,825,017	118,848,486
Other Interests	—	64,200	26,493,460	26,557,660
Preferred Stocks	12,931,008	—	—	12,931,008
Warrants	3,893	—	19	3,912
Short-Term
Securities	12,093,584	—	—	12,093,584
Total	$47,253,080 $1,003,420,004 $81,879,012 $1,132,552,096
Other Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets	— $	1,274,508	—	$ 1,274,508
Liabilities	—	(1,787,749) $	(334,903)	(2,122,652)
Total	— $	(513,241) $	(334,903)	$ (848,144)

1 Other financial instruments are swaps, foreign currency exchange contracts and unfunded loan commitments. Swaps, foreign currency exchange contracts and unfunded loan commitments are shown at the unrealized appreciation/deprecia-
tion on the instrument.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

			Investments in Securities
	Common	Corporate	Floating Rate	Other
	Stocks	Bonds	Loan Interests	Interests	Warrants	Total
Balance, as of September 30, 2009	$ 35	$ 3,577,089	$66,224,232	$ 130,658	$ 18	$69,932,032
Accrued discounts/premiums	—	286,331	743,919	—	—	1,030,250
Realized gain (loss)	—	—	(13,459,153)	3,106,189	—	(10,352,964)
Change in unrealized appreciation (depreciation)[2]	(35)	3,034,462	24,713,801	25,726,988	—	53,475,216
Net purchases (sales)	—	19,977	(27,685,259)	(2,470,375)	—	(30,135,657)
Net transfers in/out of Level 3	2,941,953	1,700,704	(6,712,523)	—	1	(2,069,865)
Balance, as of March 31, 2010	$ 2,941,953	$ 8,618,563	$43,825,017	$26,493,460	$ 19	$81,879,012

2 Included in the related net change in unrealized appreciation/depreciation on the Statement of Operations. The change in unrealized appreciation/depreciation on securities still held at March 31, 2010 was $36,821,961.

The following table is a reconciliation of Level 3 other financial instruments for which significant unobservable inputs were used to determine fair value:

Other Financial
Instruments3

Balance, as of September 30, 2009	—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation[4]	$ (334,903)
Net purchases (sales)	—
Net transfers in/out of Level 3	—
Balance, as of March 31, 2010	$ (334,903)

3 Other financial instruments are unfunded loan commitments.
4 Included in the related net change in unrealized appreciation/depreciation on the
Statement of Operations. The change in unrealized appreciation/depreciation on the securities still held at March 31, 2010 was $(334,903).

See Notes to Financial Statements.

BLACKROCK HIGH INCOME FUND

MARCH 31, 2010

Statement of Assets and Liabilities
March 31, 2010 (Unaudited)
Assets
Investments at value — unaffiliated (cost — $1,190,796,287)	$1,120,458,512
Investments at value — affiliated (cost — $12,093,584)	12,093,584
Unrealized appreciation on foreign currency exchange contracts	1,092,766
Unrealized appreciation on swaps	181,742
Cash pledged as collateral for swaps	460,000
Foreign currency at value (cost — $48,256)	48,838
Investments sold receivable	27,882,085
Interest receivable	20,977,951
Capital shares sold receivable	5,925,607
Swap premiums paid	552,389
Principal paydown receivable	156,958
Dividends receivable	18,249
Swaps receivable	5,139
Prepaid expenses	39,311
Other assets	1,196,199
Total assets	1,191,089,330
Liabilities
Reverse repurchase agreements	10,768,561
Bank overdraft	169,666
Unrealized depreciation on swaps	1,474,728
Unrealized depreciation on unfunded loan commitments	334,903
Unrealized depreciation on foreign currency exchange contracts	313,021
Investments purchased payable	51,315,550
Income dividends payable	7,014,605
Capital shares redeemed payable	1,541,228
Swap premiums received	693,923
Investment advisory fees payable	386,490
Service and distribution fees payable	312,294
Swaps payable	100,493
Other affiliates payable	32,071
Interest expense payable	1,151
Officer’s and Directors’ fees payable	628
Other accrued expenses payable	438,269
Other liabilities	340
Total liabilities	74,897,921
Net Assets	$1,116,191,409
Net Assets Consist of
Paid-in capital	$2,850,313,773
Undistributed net investment income	20,571,404
Accumulated net realized loss	(1,684,495,110)
Net unrealized appreciation/depreciation	(70,198,658)
Net Assets	$1,116,191,409
Net Asset Value
Institutional — Based on net assets of $300,961,012 and 66,377,908 shares outstanding, 500 million shares authorized, $0.10 par value	$ 4.53
Investor A — Based on net assets of $536,078,613 and 118,133,576 shares outstanding, 500 million shares authorized, $0.10 par value	$ 4.54
Investor B — Based on net assets of $49,182,312 and 10,833,075 shares outstanding, 1,500 million shares authorized, $0.10 par value	$ 4.54
Investor C — Based on net assets of $95,033,828 and 20,928,407 shares outstanding, 200 million shares authorized, $0.10 par value	$ 4.54
Investor C1 — Based on net assets of $134,935,644 and 29,723,466 shares outstanding, 200 million shares authorized, $0.10 par value	$ 4.54
See Notes to Financial Statements.

16 BLACKROCK HIGH INCOME FUND

MARCH 31, 2010

Statement of Operations
Six Months Ended March 31, 2010 (Unaudited)
Investment Income
Interest	$ 51,332,482
Facility and other fees	297,221
Income — affiliated	1,974
Total income	51,631,677
Expenses
Investment advisory	2,204,815
Service — Investor A	633,184
Service and distribution — Investor B	187,585
Service and distribution — Investor C	442,761
Service and distribution — Investor C1	535,038
Transfer agent — Institutional	266,868
Transfer agent — Investor A	435,297
Transfer agent — Investor B	79,267
Transfer agent — Investor C	208,203
Transfer agent — Investor C1	194,903
Accounting services	105,928
Printing	69,609
Professional	62,359
Custodian	41,372
Registration	32,114
Officer and Directors	19,920
Miscellaneous	64,602
Total expenses excluding interest expense	5,583,825
Interest expense	63,902
Total expenses	5,647,727
Less fees waived by advisor	(1,063)
Total expenses after fees waived	5,646,664
Net investment income	45,985,013
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	14,089,133
Swaps	(5,315,971)
Foreign currency transactions	7,945,029
16,718,191
Net change in unrealized appreciation/depreciation on:
Investments	74,390,642
Swaps	4,221,161
Foreign currency transactions	731,548
Unfunded loan commitments	(334,903)
79,008,448
Total realized and unrealized gain	95,726,639
Net Increase in Net Assets Resulting from Operations	$ 141,711,652

See Notes to Financial Statements.

BLACKROCK HIGH INCOME FUND

MARCH 31, 2010

Statements of Changes in Net Assets
	Six Months
	Ended	Year
	March 31,	Ended
	2010	September 30,
Increase (Decrease) in Net Assets:	(Unaudited)	2009
Operations
Net investment income	$ 45,985,013	$ 91,314,019
Net realized gain (loss)	16,718,191	(144,237,600)
Net change in unrealized appreciation/depreciation	79,008,448	136,802,026
Net increase in net assets resulting from operations	141,711,652	83,878,445
Dividends to Shareholders From
Net investment income:
Institutional	(12,267,345)	(22,891,440)
Investor A	(21,777,397)	(42,922,786)
Investor B	(1,990,489)	(4,961,796)
Investor C	(3,343,689)	(6,220,177)
Investor C1	(5,303,818)	(11,954,053)
Decrease in net assets resulting from dividends to shareholders	(44,682,738)	(88,950,252)
Capital Share Transactions
Net decrease in net assets derived from capital share transactions	(446,244)	(56,047,403)
Redemption Fee
Redemption fee	13,254	20,264
Net Assets
Total increase (decrease) in net assets	96,595,924	(61,098,946)
Beginning of period	1,019,595,485	1,080,694,431
End of period	$1,116,191,409	$1,019,595,485
Undistributed net investment income	$ 20,571,404	$ 19,269,129

See Notes to Financial Statements.

18 BLACKROCK HIGH INCOME FUND

MARCH 31, 2010

Financial Highlights
			Institutional
Six Months
Ended
March 31,
	2010		Year Ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 4.14	$ 4.13	$ 5.12	$ 5.12	$ 5.04	$ 5.15
Net investment income[1]	0.20	0.37	0.39	0.39	0.38	0.40
Net realized and unrealized gain (loss)[2]	0.38	(0.00)[3]	(0.98)	(0.01)	0.08	(0.09)
Net increase (decrease) from investment operations	0.58	0.37	(0.59)	0.38	0.46	0.31
Dividends from net investment income	(0.19)	(0.36)	(0.40)	(0.38)	(0.38)	(0.42)
Net asset value, end of period	$ 4.53	$ 4.14	$ 4.13	$ 5.12	$ 5.12	$ 5.04
Total Investment Return[4]
Based on net asset value	14.30%[5]	11.63%	(12.25)%	7.75%	9.54%	6.05%
Ratios to Average Net Assets
Total expenses	0.70%[6]	0.77%	0.72%	0.66%	0.64%	0.60%
Total expenses after fees waived and paid indirectly	0.70%[6]	0.77%	0.72%	0.66%	0.64%	0.60%
Total expenses after fees waived and paid indirectly and
excluding interest expense	0.68%[6]	0.77%	0.72%	0.66%	0.64%	0.60%
Net investment income	9.09%[6]	10.90%	8.23%	7.50%	7.55%	7.75%
Supplemental Data
Net assets, end of period (000)	$ 300,961	$263,648	$261,913	$331,998	$ 333,995	$341,122
Portfolio turnover	53%	98%	72%	80%	77%	67%

1 Based on average shares outstanding.
2 Includes a redemption fee, which is less than $0.01 per share.
3 Amount is less than $(0.00) per share.
4 Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
5 Aggregate total investment return.
6 Annualized.

See Notes to Financial Statements.

BLACKROCK HIGH INCOME FUND

MARCH 31, 2010

Financial Highlights (continued)
			Investor A
Six Months
Ended
March 31,
	2010		Year Ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 4.14	$ 4.14	$ 5.12	$ 5.12	$ 5.05	$ 5.15
Net investment income[1]	0.19	0.37	0.38	0.38	0.37	0.39
Net realized and unrealized gain (loss)[2]	0.40	(0.01)	(0.97)	—	0.06	(0.09)
Net increase (decrease) from investment operations	0.59	0.36	(0.59)	0.38	0.43	0.30
Dividends from net investment income	(0.19)	(0.36)	(0.39)	(0.38)	(0.36)	(0.40)
Net asset value, end of period	$ 4.54	$ 4.14	$ 4.14	$ 5.12	$ 5.12	$ 5.05
Total Investment Return[3]
Based on net asset value	14.42%[4]	11.14%	(12.23)%	7.51%	9.06%	5.99%
Ratios to Average Net Assets
Total expenses	0.93%[5]	0.97%	0.93%	0.89%	0.89%	0.85%
Total expenses after fees waived and paid indirectly	0.93%[5]	0.97%	0.93%	0.89%	0.89%	0.85%
Total expenses after fees waived and paid indirectly and
excluding interest expense	0.91%[5]	0.97%	0.93%	0.89%	0.89%	0.85%
Net investment income	8.84%[5]	10.72%	7.91%	7.27%	7.29%	7.58%
Supplemental Data
Net assets, end of period (000)	$ 536,079	$486,450	$495,943	$607,913	$551,649	$488,006
Portfolio turnover	53%	98%	72%	80%	77%	67%

1 Based on average shares outstanding.
2 Includes a redemption fee, which is less than $0.01 per share.
3 Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
4 Aggregate total investment return.
5 Annualized.

See Notes to Financial Statements.

20 BLACKROCK HIGH INCOME FUND

MARCH 31, 2010

Financial Highlights (continued)
			Investor B
Six Months
Ended
March 31,
	2010		Year Ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 4.14	$ 4.14	$ 5.13	$ 5.12	$ 5.05	$ 5.15
Net investment income[1]	0.18	0.35	0.35	0.35	0.34	0.36
Net realized and unrealized gain (loss)[2]	0.39	(0.02)	(0.98)	0.01	0.07	(0.08)
Net increase (decrease) from investment operations	0.57	0.33	(0.63)	0.36	0.41	0.28
Dividends from net investment income	(0.17)	(0.33)	(0.36)	(0.35)	(0.34)	(0.38)
Net asset value, end of period	$ 4.54	$ 4.14	$ 4.14	$ 5.13	$ 5.12	$ 5.05
Total Investment Return[3]
Based on net asset value	14.05%[4]	10.42%	(12.91)%	7.14%	8.49%	5.44%
Ratios to Average Net Assets
Total expenses	1.57%[5]	1.64%	1.51%	1.43%	1.42%	1.37%
Total expenses after fees waived and paid indirectly	1.57%[5]	1.64%	1.51%	1.43%	1.42%	1.37%
Total expenses after fees waived and paid indirectly and
excluding interest expense	1.56%[5]	1.64%	1.51%	1.43%	1.42%	1.37%
Net investment income	8.20%[5]	10.24%	7.34%	6.72%	6.78%	6.99%
Supplemental Data
Net assets, end of period (000)	$ 49,182	$ 51,369	$ 74,449	$152,559	$284,787	$428,812
Portfolio turnover	53%	98%	72%	80%	77%	67%

1 Based on average shares outstanding.
2 Includes a redemption fee, which is less than $0.01 per share.
3 Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
4 Aggregate total investment return.
5 Annualized.

See Notes to Financial Statements.

BLACKROCK HIGH INCOME FUND

MARCH 31, 2010

Financial Highlights (continued)
		Investor C
	Six Months
	Ended			October 2,
	March 31,	Year Ended		2006[1] to
		September 30,
	2010			September 30,
	(Unaudited)	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$ 4.14	$ 4.14	$ 5.13	$ 5.13
Net investment income[2]	0.17	0.32	0.31	0.29
Net realized and unrealized gain (loss)[3]	0.39	(0.01)	(0.98)	0.03
Net increase (decrease) from investment operations	0.56	0.31	(0.67)	0.32
Dividends from net investment income	(0.16)	(0.31)	(0.32)	(0.32)
Net asset value, end of period	$ 4.54	$ 4.14	$ 4.14	$ 5.13
Total Investment Return[4]
Based on net asset value	13.83%[5]	9.73%	(13.57)%	6.30%[5]
Ratios to Average Net Assets
Total expenses	1.98%[6]	2.24%	2.27%	2.16%[6]
Total expenses after fees waived and paid indirectly	1.98%[6]	2.24%	2.27%	2.16%[6]
Total expenses after fees waived and paid indirectly and
excluding interest expense	1.96%[6]	2.24%	2.27%	2.16%[6]
Net investment income	7.81%[6]	9.41%	6.57%	6.05%[6]
Supplemental Data
Net assets, end of period (000)	$ 95,034	$ 84,176	$ 80,535	$ 70,070
Portfolio turnover	53%	98%	72%	80%

1 Commencement of operations.
2 Based on average shares outstanding.
3 Includes a redemption fee, which is less than $0.01 per share.
4 Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
5 Aggregate total investment return.
6 Annualized.

See Notes to Financial Statements.

22 BLACKROCK HIGH INCOME FUND

MARCH 31, 2010

Financial Highlights (concluded)
			Investor C1
Six Months
Ended
March 31,
	2010		Year Ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 4.14	$ 4.14	$ 5.13	$ 5.12	$ 5.05	$ 5.15
Net investment income[1]	0.18	0.34	0.35	0.35	0.34	0.36
Net realized and unrealized gain (loss)[2]	0.39	(0.01)	(0.98)	0.01	0.08	(0.09)
Net increase (decrease) from investment operations	0.57	0.33	(0.63)	0.36	0.42	0.27
Dividends from net investment income	(0.17)	(0.33)	(0.36)	(0.35)	(0.35)	(0.37)
Net asset value, end of period	$ 4.54	$ 4.14	$ 4.14	$ 5.13	$ 5.12	$ 5.05
Total Investment Return[3]
Based on net asset value	14.04%[4]	10.39%	(12.96)%	7.07%	8.42%	5.38%
Ratios to Average Net Assets
Total expenses	1.60%[5]	1.67%	1.57%	1.50%	1.48%	1.43%
Total expenses after fees waived and paid indirectly	1.60%[5]	1.66%	1.57%	1.50%	1.48%	1.43%
Total expenses after fees waived and paid indirectly and
excluding interest expense	1.58%[5]	1.66%	1.57%	1.50%	1.48%	1.43%
Net investment income	8.18%[5]	10.13%	7.28%	6.66%	6.70%	7.00%
Supplemental Data
Net assets, end of period (000)	$ 134,936	$133,953	$167,855	$240,270	$274,416	$220,443
Portfolio turnover	53%	98%	72%	80%	77%	67%

1 Based on average shares outstanding.
2 Includes a redemption fee, which is less than $0.01 per share.
3 Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
4 Aggregate total investment return.
5 Annualized.

See Notes to Financial Statements.

BLACKROCK HIGH INCOME FUND

MARCH 31, 2010

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock High Income Fund (the “Fund”), a series of BlackRock Bond
Fund, Inc. (the “Bond Fund”), is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Bond Fund is organized as a Maryland corporation. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United
States of America (“US GAAP”), which may require the use of manage-
ment accruals and estimates. Actual results may differ from these esti-
mates. The Board of Directors is referred to throughout this report as the
“Board of Directors” or the “Board”. The Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor B, Investor C and Investor C1 Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B,
Investor C and Investor C1 Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and
Investor C1 Shares also bear certain expenses related to the distribution of such shares. Investor B Shares automatically convert to Investor A
Shares after approximately 10 years. Investor B and C1 Shares are only available for purchase through exchanges, dividend reimbursements or for purchase by certain qualified employee benefit plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B share-
holders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the Fund:

Valuation: The Fund’s policy is to fair value its financial instruments at market value. The Fund values its bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services selected under the supervision of the Fund’s Board.
Floating rate loan interests are valued at the mean of the bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in compa-
rable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technol-
ogy commonly employed in the market for such investments. Swap agreements are valued utilizing quotes received daily by the Fund’s pric-
ing service or through brokers, which are derived using daily swap curves and trades of underlying securities. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

Securities and other assets and liabilities denominated in foreign curren-
cies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”).
Foreign currency exchange contracts are valued at the mid between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Equity investments traded on a recognized securities exchange or the
NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued by a method approved by the Fund’s Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value
Assets, the investment advisor and/or the sub-advisor seeks to deter-
mine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the invest-
ment advisor and/or sub-advisor deems relevant. The pricing of all Fair
Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE.
Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of a Fund’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materi-
ally affect the value of such instruments, those instruments may be Fair
Value Assets and be valued at their fair values as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board.

Forward Commitments and When-Issued Delayed Delivery Securities:
The Fund may purchase securities on a when-issued basis and may pur-
chase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the pur-
chase or sale commitment is made. The Fund may purchase securities under such conditions with the intention of actually acquiring them, but

24 BLACKROCK HIGH INCOME FUND

MARCH 31, 2010

Notes to Financial Statements (continued)

may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. When purchasing a secu-
rity on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctua-
tions. In the event of default by the counterparty, the Fund’s maximum amount of loss is the unrealized gain of the commitment, which is shown on the Schedule of Investments, if any.

Foreign Currency Transactions: The Fund’s books and records are main-
tained in US dollars. Foreign currency amounts are translated into US dollars as follows: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the US dollar rises in value against foreign currency, the Fund’s invest-
ments denominated in that currency will lose value because its currency is worth fewer US dollars; the opposite effect occurs if the US dollar falls in relative value.

The Fund reports foreign currency related transactions as components of realized gain (loss) for financial reporting purposes, whereas such com-
ponents are treated as ordinary income for federal income tax purposes.

Floating Rate Loans: The Fund may invest in floating rate loan interests that are issued to companies (the “borrower”) by banks, other financial institutions, and privately and publicly offered corporations (the
“lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interest are typically senior in the corporate capital structure of the issuer. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally the lending rate offered by one or more European banks, such as LIBOR
(London Inter Bank Offered Rate), the prime rate offered by one or more
US banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. The Fund considers these investments to be invest-
ments in debt securities for purposes of their investment policies.

When a Fund buys a floating rate loan interest it may receive a facility fee and when it sells a floating rate loan interest it may pay a facility fee.
On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. The Fund earns and/or pays facility and other fees on floating rate loan interests, which are shown as facility and other fees in the Statement of Operations. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commit-
ment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by the Fund upon the prepayment of a floating rate loan interest by a bor-
rower, are recorded as realized gains. The Fund may invest in multiple series or tranches of a loan. A different series or tranche may have vary-
ing terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the issuer’s option. The Fund may invest in such loans in the form of participations in loans (“Participations”) and assignments of all or a portion of loans from third parties. Participations typically will result in the Fund having a contractual relationship only with the lender, not with the borrower.
The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the
Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loans, nor any rights of offset against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the
Participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the Participation. The Fund’s investments in loan participation interests involve the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.

Preferred Stock: The Fund may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Reverse Repurchase Agreements: The Fund may enter into reverse repur-
chase agreements with qualified third party broker-dealers. In a reverse repurchase agreement, the Fund sells securities to a bank or broker-
dealer and agrees to repurchase the securities at a mutually agreed upon date and price. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of

BLACKROCK HIGH INCOME FUND

MARCH 31, 2010

Notes to Financial Statements (continued)

the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. The
Fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the pro-
ceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the
Fund’s use of the proceeds of the agreement may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Fund’s obligation to repurchase the securities.

Zero-Coupon Bonds: The Fund may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experi-
ence greater volatility in market value than similar maturity debt obliga-
tions, which provide for regular interest payments.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the SEC require that the Fund either deliv-
ers collateral or segregates assets in connection with certain investments
(e.g., swaps and foreign currency exchange contracts), or certain borrow-
ings (e.g., reverse repurchase agreements), the Fund will, consistent with
SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the trans-
actions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis.
Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization of premium and accretion of discount on debt securities, is recognized on the accrual basis. Consent fees are compensation for agreeing to changes in the terms of debt instruments and are included in interest income in the Statement of Operations.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regu-
lated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax pro-
vision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limita-
tions on the Fund’s US federal tax returns remains open for each of the four years ended September 30, 2009. The statutes of limitations on the
Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. There are no uncertain tax posi-
tions that require recognition of a tax liability.

Recent Accounting Standard: In January 2010, the Financial Accounting
Standards Board issued amended guidance to improve disclosure about fair value measurements which will require additional disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effec-
tive for financial statements for fiscal years beginning after December
15, 2009 and interim periods within those fiscal years, except for disclo-
sures about purchases, sales, issuances and settlements in the rollfor-
ward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim peri-
ods within those fiscal years. The impact of this guidance on the Fund’s financial statements and disclosures is currently being assessed.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. The Fund has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the
Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

26 BLACKROCK HIGH INCOME FUND

MARCH 31, 2010

Notes to Financial Statements (continued)

2. Derivative Financial Instruments:

The Fund may engage in various portfolio investment strategies both to increase the returns of the Fund and to economically hedge, or protect, its exposure to certain risks such as credit risk and foreign currency exchange rate risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying instrument or if the counterparty does not perform under the contract.
The Fund may mitigate counterparty risk through master netting agreements included within an International Swap and Derivatives
Association, Inc. (“ISDA”) Master Agreement between a Fund and each of its counterparties. The ISDA Master Agreement allows the Fund to offset with its counterparty certain derivative financial instrument’s payables and/or receivables with collateral held with each counterparty.
The amount of collateral moved to/from applicable coun-terparties is based upon minimum transfer amounts of up to $500,000. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. See Note 1 “Segregation and
Collateralization” for information with respect to collateral practices.
In addition, the Fund manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

The Fund’s maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Fund. Certain ISDA Master
Agreements allow counterparties to OTC derivatives to terminate deriva-
tive contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA
Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Foreign Currency Exchange Contracts: The Fund may enter into foreign currency exchange contracts as an economic hedge against either spe-
cific transactions or portfolio instruments (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Fund, help to manage the overall exposure to the currency backing some of the investments held by the Fund. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unreal-
ized gain or loss. When the contract is closed, the Fund records a real-
ized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that counterparties may not meet the terms of the agreement or unfavorable movements in the value of a foreign currency relative to the US dollar.

Swaps: The Fund may enter into swap agreements, in which a Fund and a counterparty agree to make periodic net payments on a specified notional amount. These periodic payments received or made by the Fund are recorded in the Statement of Operations as realized gains or losses, respectively. Any upfront fees paid are recorded as assets and any upfront fees received are recorded as liabilities and amortized over the term of the swap. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). When the swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing trans-
action and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfa-
vorable changes in interest rates and/or market values associated with these transactions.

Credit default swaps: The Fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk). The Fund enters into credit default agreements to provide a measure of protection against the default of an issuer (as buyer protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection).
The Fund may either buy or sell (write) credit default swaps on single-
name issuers (corporate or sovereign) or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a negative credit event take place (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, a Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities com-
prising of an index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising of an index. As a seller (writer), if an underlying credit event occurs, a Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising of an index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising of an index.

BLACKROCK HIGH INCOME FUND

MARCH 31, 2010

Notes to Financial Statements (continued)
Derivative Instruments Categorized by Risk Exposure:
	Fair Values of Derivative Instruments as of March 31, 2010
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities		Statement of Assets and Liabilities
	Location	Value	Location		Value
Foreign currency exchange contracts	Unrealized appreciation on foreign		Unrealized depreciation on foreign
	currency exchange contracts	$1,092,766	currency exchange contracts		$ 313,021
Credit contracts	Unrealized appreciation on swaps	181,742	Unrealized depreciation on swaps		1,474,728
Total		$1,274,508			$1,787,749
	The Effect of Derivative Instruments on the Statement of Operations
	Six Months Ended March 31, 2010
	Net Realized Gain (Loss) from
			Foreign
			Currency
			Contracts
			Transactions	Swaps	Total
Foreign currency exchange contracts			$7,161,564	—	$7,161,564
Credit contracts			—	$(5,315,971)	(5,315,971)
Total			$7,161,564	$(5,315,971)	$1,845,593
	Net Change in Unrealized Appreciation/Depreciation on
			Foreign
			Currency
			Contracts
			Transactions	Swaps	Total
Foreign currency exchange contracts			$ 867,939	—	$ 867,939
Credit contracts			—	$4,221,161	4,221,161
Total			$ 867,939	$4,221,161	$5,089,100

For the six months ended March 31, 2010, the average quarterly balance of outstanding derivative financial instruments was as follows:

Foreign currency exchange contracts:
Average number of contracts — US dollars purchased	14
Average number of contracts — US dollars sold	1
Average US dollar amounts purchased	$112,222,816
Average US dollar amounts sold	$ 3,302,435
Credit default swaps:
Average number of contracts — buy protection	12
Average number of contracts — sell protection	3
Average notional value — buy protection	$ 33,333,125
Average notional value — sell protection	$ 2,262,500

3. Investment Advisory Agreement and Other Transactions
with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America
Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Fund for 1940 Act purposes, but BAC and Barclays are not.

The Bond Fund, on behalf of the Fund, has entered into an Investment
Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the
Fund’s investment advisor, an indirect, wholly owned subsidiary of
BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such serv-
ices, the Fund pays the Manager a monthly fee with respect to the Fund based upon the aggregate average daily value of the net assets of the
Fund and the Master Total Return Portfolio of Master Bond LLC at the
following annual rates:

Not exceeding $250 million	0.55%
In excess of $250 million, but not exceeding $500 million	0.50%
In excess of $500 million, but not exceeding $750 million	0.45%
In excess of $750 million	0.40%

For the six months ended March 31, 2010, the aggregate average daily net assets of the Fund and the Master Total Return Portfolio was approx-
imately $4,298,364,000.

28 BLACKROCK HIGH INCOME FUND

MARCH 31, 2010

Notes to Financial Statements (continued)

The Manager has voluntarily agreed to waive its advisory fees by the amount of investment advisory fees the Fund pays to the Manager indi-
rectly through its investment in affiliated money market funds; however the Manager does not waive its advisory fees by the amount of investment advisory fees through its investment in other affiliated invest-
ment companies. This amount is included in fees waived by advisor in the Statement of Operations.

The Manager has entered into a sub-advisory agreement with BlackRock
Financial Management, Inc. (“BFM”), an affiliate of the Manager, under which the Manager pays BFM for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Fund to the Manager.

For the six months ended March 31, 2010, the Fund reimbursed the
Manager $9,905 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Fund has entered into a Distribution Agreement and Distribution
Plan with BlackRock Investments, LLC (”BRIL“), an affiliate of BlackRock.

Pursuant to the Distribution Plan adopted by the Fund and in accor-
dance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

	Service	Distribution
	Fee	Fee
Investor A	0.25%	—
Investor B	0.25%	0.50%
Investor C	0.25%	0.75%
Investor C1	0.25%	0.55%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund.
The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribu-
tion related services to Investor A, Investor B, Investor C and Investor
C1 shareholders.

For the six months ended March 31, 2010, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the
Fund’s Investor A Shares, which totaled $13,080. Affiliates received con-
tingent deferred sales charges of $7,487, $6,752 and $2,315 relating to transactions in Investor B, Investor C and Investor C1 Shares, respec-
tively. Furthermore, affiliates received contingent deferred sales charges of $232 relating to transactions subject to front-end sales charge waivers on Investor A Shares.

PNC Global Investment Servicing (U.S.) Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager, serves as transfer agent and dividend disbursing agent. Transfer agency fees borne by the
Fund are comprised of those fees charged for all shareholder communi-
cations including mailing of shareholder reports, dividend and distribu-
tion notices, and proxy materials for shareholder meetings, as well as per account and per transaction fees related to servicing and mainte-
nance of shareholder accounts, including the issuing, redeeming and transferring of shares, check writing, anti-money laundering services and customer identification services.

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to share-
holder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of
Fund shares. For the six months ended March 31, 2010, the Fund reim-
bursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations.

Call Center
Fees
Institutional	$1,297
Investor A	$2,521
Investor B	$ 222
Investor C	$ 730
Investor C1	$ 833

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for com-
pensation paid to the Fund’s Chief Compliance Officer.

4. Investments:

Purchases and sales of investments (including paydowns and excluding short-term securities) for the six months ended March 31, 2010 were
$583,778,494 and $572,856,045, respectively.

BLACKROCK HIGH INCOME FUND

MARCH 31, 2010

Notes to Financial Statements (continued)

5. Commitments:

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loans
(“commitments”). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a com-
mitment fee, typically set as a percentage of the commitment amount.
Such fee income, which is classified in the Statement of Operations as facility and other fees, is recognized ratably over the commitment period.

As of March 31, 2010, the Fund had the following unfunded loan commitments:

	Unfunded	Value of
Borrower	Commitment	Underlying Loans
Delphi	$ 273,659	$ 244,761
Delphi	$2,771,778	$2,465,773
6. Bridge Debt Commitments:

The Fund may invest in floating rate senior loans. In connection with these investments, the Fund may, with its Manager, also enter into senior unsecured bridge financing commitments. Bridge financing commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commit-
ments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is classified in the
Statement of Operations as interest income, is recognized ratably of the commitment period. Any unrecognized commitment fee income is shown as deferred income liability in the Statement of Assets and
Liabilities. At March 31, 2010, the Fund had no outstanding bridge financing commitments.

7. Borrowings:

The Fund, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which was renewed until November 2010. The Fund may bor-
row under the credit agreement to fund shareholder redemptions. Prior to its renewal, the credit agreement had the following terms: 0.02%
upfront fee on the aggregate commitment amount which was allocated to the Fund based on its net assets as of October 31, 2008; a commit-
ment fee of 0.08% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement, which is included in miscel-
laneous in the Statement of Operations, and interest at a rate equal to the higher of the (a) federal funds effective rate and (b) reserve adjusted one-month LIBOR, plus, in each case, the higher of (i) 1.50%
and (ii) 50% of the CDX Index (as defined in the credit agreement) on amounts borrowed. Effective November 2009, the credit agreement was renewed with the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to the Fund based on their net assets as of October 31, 2009, a commitment fee of 0.10% per annum on the Fund's pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of the (a)
one-month LIBOR plus 1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. The Fund did not borrow under the credit agreement during the six months ended March 31,
2010.

For the six months ended March 31, 2010, the average amount of outstanding transactions considered as borrowings from reverse repur-
chase agreements, was approximately $29,605,000 and the daily weighted average interest rate was 0.43%.

8. Market and Credit Risk:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the mar-
ket (market risk) or failure of the issuer of a security to meet all its obli-
gations (credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global politi-
cal, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. The Fund manages counter-
party risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterpar-
ties. The extent of the Fund’s exposure to credit and counterparty risks with respect to these financial assets is generally approximated by their value recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.

9. Capital Loss Carryfowards:

As of September 30, 2009, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated
expiration dates:

2010	$ 187,386,138
2011	684,131,730
2012	458,613,508
2013	8,631,903
2014	59,615,799
2015	82,988,587
2016	10,095,668
2017	82,037,194
Total	$ 1,573,500,527

30 BLACKROCK HIGH INCOME FUND

MARCH 31, 2010

Notes to Financial Statements (concluded)
10. Capital Share Transactions:
Transactions in capital shares for each class were as follows:
	Six Months Ended		Year Ended
	March 31, 2010		September 30, 2009
	Shares	Amount	Shares	Amount
Institutional
Shares sold	6,956,231	$ 30,352,127	10,248,030	$ 33,796,456
Shares issued to shareholders in reinvestment of dividends	2,302,634	10,024,268	5,515,311	18,473,295
Total issued	9,258,865	40,376,395	15,763,341	52,269,751
Shares redeemed	(6,609,064)	(28,577,966)	(15,432,734)	(51,748,056)
Net increase	2,649,801	$ 11,798,429	330,607	$ 521,695
Investor A
Shares sold and automatic conversion of shares	9,765,482	$ 42,664,522	23,442,360	$ 76,468,076
Shares issued to shareholders in reinvestment of dividends	3,454,695	15,054,099	8,860,880	29,643,518
Total issued	13,220,177	57,718,621	32,303,240	106,111,594
Shares redeemed	(12,563,039)	(54,554,951)	(34,762,793)	(118,759,581)
Net increase (decrease)	657,138	$ 3,163,670	(2,459,553)	$ (12,647,987)
Investor B
Shares sold	192,593	$ 836,679	710,842	$ 2,352,052
Shares issued to shareholders in reinvestment of dividends	259,818	1,131,710	844,417	2,804,248
Total issued	452,411	1,968,389	1,555,259	5,156,300
Shares redeemed and automatic conversion of shares	(2,019,945)	(8,750,460)	(7,153,740)	(23,710,078)
Net decrease	(1,567,534)	$ (6,782,071)	(5,598,481)	$ (18,553,778)
Investor C
Shares sold	3,469,220	$ 15,067,713	8,350,652	$ 27,893,838
Shares issued to shareholders in reinvestment of dividends	651,006	2,839,040	1,610,356	5,387,974
Total issued	4,120,226	17,906,753	9,961,008	33,281,812
Shares redeemed	(3,508,289)	(15,231,292)	(9,110,981)	(30,863,264)
Net increase	611,937	$ 2,675,461	850,027	$ 2,418,548
Investor C1
Shares sold	35,718	$ 156,814	77,817	$ 265,035
Shares issued to shareholders in reinvestment of dividends	910,831	3,967,339	2,696,340	8,979,728
Total issued	946,549	4,124,153	2,774,157	9,244,763
Shares redeemed	(3,562,478)	(15,425,886)	(11,016,220)	(37,030,644)
Net decrease	(2,615,929)	$ (11,301,733)	(8,242,063)	$ (27,785,881)

There is a 2% redemption fee on shares redeemed or exchanged that have been held 30 days or less. The redemption fees are collected and retained by the Fund for the benefit of the remaining shareholders. The redemption fees are recorded as a credit to paid-in-capital.

11. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has deter-
mined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK HIGH INCOME FUND

MARCH 31, 2010

Officers and Directors

Robert M. Hernandez, Chairman of the Board and Director
Fred G. Weiss, Vice Chair of the Board and Director
James H. Bodurtha, Director
Bruce R. Bond, Director
Donald W. Burton, Director
Richard S. Davis, Director
Stuart E. Eizenstat, Director
Laurence D. Fink, Director
Kenneth A. Froot, Director
Henry Gabbay, Director
John F. O’Brien, Director
Roberta Cooper Ramo, Director
David H. Walsh, Director
Richard R. West, Director and Member of the Audit Committee
Anne Ackerley, President and Chief Executive Officer
Jeffrey Holland, Vice President
Brendan Kyne, Vice President
Brian Schmidt, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer
Howard Surloff, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Financial Management, Inc.
New York, NY 10055

Custodian
State Street Bank and Trust Company
Boston, MA 02111

Transfer Agent
PNC Global Investment Servicing (U.S.) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Distributor
BlackRock Investments, LLC
New York, NY 10022

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019

Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

32 BLACKROCK HIGH INCOME FUND

MARCH 31, 2010

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or
Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock Web site at
http://www.blackrock.com/edelivery

2) Select “eDelivery” under the “More Information” section

3) Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 441-7762.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the
Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in
Washington, D.C. Information on the operation of the Public Reference
Room may be obtained by calling (800) SEC-0330. The Fund’s Forms
N-Q may also be obtained upon request and without charge by calling
(800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available
(1) without charge, upon request, by calling (800) 441-7762; (2) at
www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended
June 30 is available upon request and without charge (1) at www.black-
rock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BLACKROCK HIGH INCOME FUND

MARCH 31, 2010

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at

www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional,
Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regula-
tions require BlackRock to provide you with additional or different privacy-
related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your trans-
actions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-
public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those
BlackRock employees with a legitimate business need for the information.
BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its
Clients, including procedures relating to the proper storage and disposal of such information.

34 BLACKROCK HIGH INCOME FUND

MARCH 31, 2010

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds
BlackRock All-Cap Energy & Resources Portfolio	BlackRock Global Growth Fund	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global Opportunities Portfolio	BlackRock Mid Cap Value Opportunities Fund
BlackRock Aurora Portfolio	BlackRock Global SmallCap Fund	BlackRock Natural Resources Trust
BlackRock Balanced Capital Fund†	BlackRock Health Sciences Opportunities Portfolio	BlackRock Pacific Fund
BlackRock Basic Value Fund	BlackRock Healthcare Fund	BlackRock Science & Technology
BlackRock Capital Appreciation Portfolio	BlackRock Index Equity Portfolio*	Opportunities Portfolio
BlackRock Energy & Resources Portfolio	BlackRock International Fund	BlackRock Small Cap Core Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock International Index Fund	BlackRock Small Cap Growth Equity Portfolio
BlackRock EuroFund	BlackRock International Opportunities Portfolio	BlackRock Small Cap Growth Fund II
BlackRock Focus Growth Fund	BlackRock International Value Fund	BlackRock Small Cap Index Fund
BlackRock Focus Value Fund	BlackRock Large Cap Core Fund	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Fundamental Growth Fund	BlackRock Large Cap Core Plus Fund	BlackRock S&P 500 Index Fund
BlackRock Global Allocation Fund†	BlackRock Large Cap Growth Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Value Fund	BlackRock Utilities and Telecommunications Fund
BlackRock Global Emerging Markets Fund	BlackRock Latin America Fund	BlackRock Value Opportunities Fund
BlackRock Global Financial Services Fund	BlackRock Mid-Cap Growth Equity Portfolio

Fixed Income Funds
BlackRock Bond Portfolio	BlackRock Income Builder Portfolio†	BlackRock Managed Income Portfolio
BlackRock Emerging Market Debt Portfolio	BlackRock Inflation Protected Bond Portfolio	BlackRock Multi-Sector Bond Portfolio
BlackRock GNMA Portfolio	BlackRock Intermediate Government	BlackRock Short-Term Bond Fund
BlackRock Government Income Portfolio	Bond Portfolio	BlackRock Strategic Income
BlackRock High Income Fund	BlackRock International Bond Portfolio	Opportunities Portfolio
BlackRock High Yield Bond Portfolio	BlackRock Long Duration Bond Portfolio	BlackRock Total Return Fund
BlackRock Income Portfolio†	BlackRock Low Duration Bond Portfolio	BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds
BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Kentucky Municipal Bond Portfolio	BlackRock New York Municipal Bond Fund
BlackRock California Municipal Bond Fund	BlackRock Municipal Insured Fund	BlackRock Ohio Municipal Bond Portfolio
BlackRock High Yield Municipal Fund	BlackRock National Municipal Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock Intermediate Municipal Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds
BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios
Conservative Prepared Portfolio	Prepared Portfolio 2010	Prepared Portfolio 2030
Moderate Prepared Portfolio	Prepared Portfolio 2015	Prepared Portfolio 2035
Growth Prepared Portfolio	Prepared Portfolio 2020	Prepared Portfolio 2040
Aggressive Growth Prepared Portfolio	Prepared Portfolio 2025	Prepared Portfolio 2045
Prepared Portfolio 2050
* See the prospectus for information on specific limitations on investments in the fund.
† Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at
www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK HIGH INCOME FUND

MARCH 31, 2010 35

This report is not authorized for use as an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance.
Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock High Income Fund of BlackRock Bond Fund, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock High Income Fund of BlackRock Bond Fund, Inc.

Date: May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock High Income Fund of BlackRock Bond Fund, Inc.

Date: May 27, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock High Income Fund of BlackRock Bond Fund, Inc.

Date: May 27, 2010